Related Party Transactions (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related Party Transactions

The Company has an ongoing commercial relationship with a customer, who has an executive who is also on the Company’s board of directors, which purchases certain of the Company’s services. This related party customer generated total revenues of approximately $70 and $77 for the three months ended March 31, 2021 and 2020, respectively.

The Company has several agreements with a portfolio company of one of the Company’s preferred shareholders who also has a representative on the Company’s board of directors (“Portfolio Company”). The Company incurred expenses to the Portfolio Company of approximately $48 and $16 related to these agreements for the three months ended March 31, 2021 and 2020, respectively. Additionally, the same customer generated revenues of $40 for the three months ended March 31, 2021.

13.	Related Party Transactions

The Company has an ongoing commercial relationship with a customer, who has an executive who is also on the Company’s board of directors, which purchases certain of the Company’s services. This related party customer generated total revenues of approximately $307, $248 and $188 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company has several agreements with a portfolio company of one of the Company’s shareholders who also has a representative on the Company’s board of directors (“Portfolio Company”). The Company incurred expenses to the Portfolio Company of approximately $94, $57 and $60 related to these agreements for the years ended December 31, 2020, 2019 and 2018, respectively. Additionally, the same Portfolio Company generated revenues of $122 for the year ended December 31, 2020.